SHARE-BASED COMPENSATION Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees
Additional information
Unrecognized share-based compensation expenses	¥ 7,651
Recording period for unrecognized deemed dividends	1 year 3 months 18 days
Employees | CreditEase and its consolidated subsidiaries and VIEs
Additional information
Unrecognized deemed dividend	¥ 4,105
Recording period for unrecognized deemed dividends	1 year 4 months 24 days
Employee and Non-employee RSUs
Additional information
Fair value of RSUs vested	¥ 73,068	¥ 59,611	¥ 66,797